GROUP STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
GROUP STATEMENT OF COMPREHENSIVE INCOME
Attributable profit for the year	$ 663	$ 767	$ 784
Items that will not be reclassified to income statement
Re-measurement of net retirement benefit obligations	11	64	(81)
Taxation on other comprehensive income	(1)	(9)	10
Total items that will not be reclassified to income statement	10	55	(71)
Items that may be reclassified subsequently to income statement
Cash flow hedges – forward foreign exchange contracts Gains/(losses) arising in the year	21	(45)	(15)
Losses transferred to inventories for the year	2	21	20
Fair value remeasurement of available for sale asset		(10)	10
Exchange differences on translation of foreign operations	(132)	181	(134)
Taxation on other comprehensive income	(3)
Total items that may be reclassified subsequently to income statement	(112)	147	(119)
Other comprehensive income/(loss) for the year, net of taxation	(102)	202	(190)
Total comprehensive income for the year	$ 561	$ 969	$ 594